FINANCIAL RISK FACTORS (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK FACTORS
Schedule of foreign currency sensitivity

		Effect on profit	Effect on pre-
	Change in USD	before tax	tax equity
	rate	£’000	£’000
2022	+/-10%	+/-4,302	—

2021	+/-10%	+/-250	+/-87

	Change in CAD	Effect on profit	Effect on pre-
	rate	before tax	tax equity
		£’000	£’000
2022	+/-10%	+/-1,471	—

2021	+/-10%	+/-1,611	+/-3,208

Schedule of interest rate sensitivity

	Increase/decrease	Effect on
	in basis points	profit before tax
£’000
2022	+/-180	+/-522

2021	0%	+/-0

Schedule of contractual undiscounted cash flows

	Less than 1	Between 1 and	Between 2
	year	2 years	and 5 years	Over 5 years
At 31 December 2022
Loans	9,624	11,314	10,178	—
Lease liabilities	4	8	12	424
Issued debt - bonds	—	—	31,356	—

At December 2021
Loans	23,901	2,188	693	—
Lease liabilities	21	42	63	251
Issued debt - bonds	—	—	26,908	—